Earnings per share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings per share
Schedule of earnings and number of shares used in basic and diluted loss per share computations

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Profit for the period net of tax attributable to ordinary equity holders of the parent for basic earnings	13,273	11,343	14,713	19,518

Weighted average number of ordinary shares for basic earnings per share	18,295,642	19,731,460	18,113,102	19,731,460
Weighted average number of ordinary shares for diluted earnings per share	18,453,001	19,731,460	18,270,461	19,731,460
Earnings per share:
Earnings attributable to ordinary equity holders of the parent, US$ - basic	0.73	0.57	0.81	0.99
Earnings attributable to ordinary equity holders of the parent, US$ - diluted	0.72	0.57	0.81	0.99